Annual Total Returns[BarChart] - Goldman Sachs ActiveBeta_R US Large Cap Equity ETF - Goldman Sachs ActiveBeta_R U.S. Large Cap Equity ETF	2016	2017	2018	2019	2020
Total	8.63%	22.49%	(4.01%)	30.91%	18.85%